Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Income (loss) before income taxes	¥ 95,231	$ 14,944	¥ 13,495	¥ 13,688
Computed "expected" tax expense	(23,809)	(3,737)	(3,375)	(3,424)
Non-taxable income	14,285	2,242	2,025	2,055
Tax holiday	9,524	1,495	1,350	1,369
Tax effect of deferred tax and tax rates differential	(6,018)	(944)	6,115	(2,325)
Actual income tax benefit (expense)	¥ (6,018)	$ (944)	¥ 6,115	¥ (2,325)